LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
Schedule of long-term debt

	December 31,
	2011	2010
	(In thousands)
7.00% Senior Notes due January 15, 2013; interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000

Long-term debt	$95,844	$95,844

Schedule of aggregate contractual maturities of long-term debt

Years Ending December 31,	(In thousands)
2013	$15,844
2035	80,000

$95,844